Schedule of Investments (unaudited)	iShares® Russell Mid-Cap Growth ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.2%
Axon Enterprise Inc.(a)	180,161	$16,785,600
BWX Technologies Inc.	123,047	6,778,659
HEICO Corp.(b)	144,623	18,962,968
HEICO Corp., Class A	256,134	26,991,401
Howmet Aerospace Inc.	126,364	3,974,148
Huntington Ingalls Industries Inc.	29,681	6,465,116
Spirit AeroSystems Holdings Inc., Class A	339,921	9,959,685
TransDigm Group Inc.(a)	70,336	37,747,221
		127,664,798
Air Freight & Logistics — 0.3%
CH Robinson Worldwide Inc.(b)	116,087	11,767,739
Expeditors International of Washington Inc.	178,600	17,406,356
GXO Logistics Inc.(a)	40,668	1,759,705
		30,933,800
Airlines — 0.6%
Delta Air Lines Inc.(a)(b)	2,211,462	64,066,054

Auto Components — 0.2%
Aptiv PLC(a)	235,787	21,001,548

Automobiles — 0.3%
Lucid Group Inc.(a)(b)	1,723,904	29,582,193
Banks — 0.7%
First Citizens BancShares Inc./NC, Class A(b)	10,313	6,742,433
Signature Bank/New York NY	10,833	1,941,382
SVB Financial Group(a)	129,339	51,087,612
Western Alliance Bancorp.	222,591	15,714,924
		75,486,351
Beverages — 0.4%
Boston Beer Co. Inc. (The), Class A, NVS(a)	30,853	9,347,533
Brown-Forman Corp., Class A	92,011	6,223,624
Brown-Forman Corp., Class B, NVS	371,312	26,051,250
		41,622,407
Biotechnology — 3.4%
Alnylam Pharmaceuticals Inc.(a)	417,161	60,842,932
Exact Sciences Corp.(a)(b)	110,719	4,361,221
Exelixis Inc.(a)	941,847	19,609,255
Horizon Therapeutics PLC(a)	721,283	57,529,532
Incyte Corp.(a)	546,443	41,513,275
Ionis Pharmaceuticals Inc.(a)(b)	446,800	16,540,536
Natera Inc.(a)(b)	275,870	9,776,833
Neurocrine Biosciences Inc.(a)(b)	326,233	31,801,193
Novavax Inc.(a)(b)	268,599	13,814,047
Sarepta Therapeutics Inc.(a)	289,663	21,713,138
Seagen Inc.(a)(b)	469,545	83,081,292
Ultragenyx Pharmaceutical Inc.(a)(b)	179,022	10,680,452
		371,263,706
Building Products — 1.7%
A O Smith Corp.	105,943	5,792,963
Advanced Drainage Systems Inc.	211,167	19,019,812
Allegion PLC	238,905	23,388,800
Armstrong World Industries Inc.	93,224	6,988,071
Carlisle Companies Inc.	149,870	35,760,481
Fortune Brands Home & Security Inc.	154,941	9,277,867
Masco Corp.	42,024	2,126,414
Trane Technologies PLC	468,292	60,817,082
Security	Shares	Value

Building Products (continued)
Trex Co. Inc.(a)(b)	393,313	$21,404,093
		184,575,583
Capital Markets — 3.2%
Ameriprise Financial Inc.	242,002	57,519,035
Ares Management Corp., Class A	525,697	29,891,131
Blue Owl Capital Inc.	1,402,860	14,070,686
FactSet Research Systems Inc.(b)	131,182	50,448,662
LPL Financial Holdings Inc.(b)	275,293	50,786,053
MarketAxess Holdings Inc.	127,874	32,737,023
Morningstar Inc.	77,533	18,749,805
MSCI Inc.	205,037	84,506,000
Raymond James Financial Inc.	53,551	4,787,995
Tradeweb Markets Inc., Class A	236,452	16,137,849
		359,634,239
Chemicals — 2.0%
Albemarle Corp.	208,198	43,509,218
Axalta Coating Systems Ltd.(a)(b)	184,436	4,077,880
CF Industries Holdings Inc.	720,154	61,738,802
Chemours Co. (The)	318,728	10,205,671
FMC Corp.	148,148	15,853,317
Ginkgo Bioworks Holdings Inc.(a)(b)	568,305	1,352,566
Mosaic Co. (The)	152,487	7,201,961
PPG Industries Inc.	432,420	49,442,903
RPM International Inc.	23,362	1,839,057
Scotts Miracle-Gro Co. (The)	47,888	3,782,673
Valvoline Inc.	622,061	17,934,019
		216,938,067
Commercial Services & Supplies — 2.2%
Cintas Corp.	282,145	105,389,622
Copart Inc.(a)	736,156	79,990,711
Driven Brands Holdings Inc.(a)	10,970	302,114
IAA Inc.(a)	382,293	12,527,741
MSA Safety Inc.	48,995	5,931,825
Republic Services Inc.	45,261	5,923,307
Rollins Inc.(b)	738,510	25,788,769
Tetra Tech Inc.(b)	75,069	10,250,672
		246,104,761
Communications Equipment — 0.7%
Arista Networks Inc.(a)	861,101	80,719,608
Ubiquiti Inc.(b)	6,000	1,489,260
		82,208,868
Construction & Engineering — 0.5%
AECOM	27,871	1,817,747
Quanta Services Inc.	268,342	33,633,986
Valmont Industries Inc.	10,007	2,247,872
WillScot Mobile Mini Holdings Corp.(a)	401,881	13,028,982
		50,728,587
Construction Materials — 0.4%
Eagle Materials Inc.	111,499	12,258,200
Martin Marietta Materials Inc.	18,762	5,614,341
Vulcan Materials Co.	223,153	31,710,041
		49,582,582
Consumer Finance — 0.0%
Credit Acceptance Corp.(a)(b)	2,228	1,054,758
Upstart Holdings Inc.(a)(b)	48,720	1,540,526
		2,595,284
Containers & Packaging — 1.4%
Ardagh Metal Packaging SA	167,172	1,019,749

Schedule of Investments (unaudited) (continued)	iShares® Russell Mid-Cap Growth ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Containers & Packaging (continued)
Avery Dennison Corp.	172,649	$27,946,694
Ball Corp.	432,756	29,760,630
Berry Global Group Inc.(a)	220,012	12,021,456
Crown Holdings Inc.(b)	358,973	33,086,541
Graphic Packaging Holding Co.	820,814	16,826,687
Sealed Air Corp.	504,727	29,132,842
		149,794,599
Distributors — 0.5%
Genuine Parts Co.	38,560	5,128,480
Pool Corp.(b)	134,898	47,380,225
		52,508,705
Diversified Consumer Services — 0.2%
Bright Horizons Family Solutions Inc.(a)(b)	57,792	4,884,580
H&R Block Inc.	467,391	16,508,250
Mister Car Wash Inc.(a)(b)	196,341	2,136,190
		23,529,020
Diversified Financial Services — 0.5%
Apollo Global Management Inc.	1,208,732	58,599,327

Electrical Equipment — 1.1%
ChargePoint Holdings Inc., Class A(a)(b)	695,919	9,527,131
Generac Holdings Inc.(a)(b)	215,476	45,374,936
Plug Power Inc.(a)(b)	892,204	14,783,820
Rockwell Automation Inc.	271,311	54,074,996
Vertiv Holdings Co.(b)	168,915	1,388,481
		125,149,364
Electronic Equipment, Instruments & Components — 3.2%
Amphenol Corp., Class A	1,525,411	98,205,960
Arrow Electronics Inc.(a)	11,273	1,263,591
CDW Corp./DE	467,006	73,581,465
Cognex Corp.	557,021	23,684,533
Coherent Inc.(a)	76,063	20,249,492
Corning Inc.	156,383	4,927,628
Jabil Inc.	387,213	19,829,178
Keysight Technologies Inc.(a)	579,741	79,917,297
National Instruments Corp.	58,278	1,820,022
Vontier Corp.(b)	344,992	7,931,366
Zebra Technologies Corp., Class A(a)	74,302	21,841,073
		353,251,605
Energy Equipment & Services — 0.4%
Halliburton Co.	1,405,936	44,090,153
Entertainment — 2.7%
Electronic Arts Inc.	59,599	7,250,218
Liberty Media Corp.-Liberty Formula One, Class A(a)	8,067	467,644
Liberty Media Corp.-Liberty Formula One, Class C, NVS(a)	77,054	4,890,617
Live Nation Entertainment Inc.(a)(b)	267,493	22,089,572
Madison Square Garden Sports Corp.(a)	32,725	4,941,475
Playtika Holding Corp.(a)	325,345	4,307,568
ROBLOX Corp., Class A(a)(b)	1,520,381	49,959,720
Roku Inc.(a)(b)	117,865	9,681,431
Spotify Technology SA(a)(b)	484,103	45,423,384
Take-Two Interactive Software Inc.(a)	452,915	55,495,675
Warner Bros. Discovery Inc.(a)	5,981,191	80,267,583
World Wrestling Entertainment Inc., Class A(b)	150,850	9,426,617
		294,201,504
Equity Real Estate Investment Trusts (REITs) — 1.6%
Apartment Income REIT Corp.	43,558	1,812,013
Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Camden Property Trust	29,853	$4,014,631
Equity LifeStyle Properties Inc.	374,572	26,396,089
Extra Space Storage Inc.	54,227	9,225,097
Iron Mountain Inc.	748,834	36,460,728
Lamar Advertising Co., Class A	261,922	23,041,278
SBA Communications Corp.	83,640	26,768,982
Simon Property Group Inc.	546,554	51,878,906
		179,597,724
Food & Staples Retailing — 0.2%
BJ’s Wholesale Club Holdings Inc.(a)	293,414	18,285,560
Grocery Outlet Holding Corp.(a)	22,377	953,932
Performance Food Group Co.(a)	161,097	7,407,240
		26,646,732
Food Products — 1.6%
Darling Ingredients Inc.(a)	37,968	2,270,486
Freshpet Inc.(a)(b)	87,739	4,552,777
Hershey Co. (The)	437,140	94,055,043
Kellogg Co.	479,153	34,182,775
Lamb Weston Holdings Inc.	498,004	35,587,366
Pilgrim’s Pride Corp.(a)	84,758	2,646,992
		173,295,439
Gas Utilities — 0.0%
National Fuel Gas Co.	24,335	1,607,327

Health Care Equipment & Supplies — 4.7%
Abiomed Inc.(a)	154,722	38,295,242
Align Technology Inc.(a)(b)	203,255	48,104,361
Dexcom Inc.(a)	1,352,933	100,834,096
Globus Medical Inc., Class A(a)(b)	18,825	1,056,836
ICU Medical Inc.(a)	12,856	2,113,398
IDEXX Laboratories Inc.(a)	288,012	101,014,449
Insulet Corp.(a)	237,992	51,867,976
Masimo Corp.(a)	131,971	17,244,651
Novocure Ltd.(a)(b)	355,651	24,717,745
Penumbra Inc.(a)	122,749	15,284,705
ResMed Inc.	499,072	104,620,463
Tandem Diabetes Care Inc.(a)(b)	205,335	12,153,779
		517,307,701
Health Care Providers & Services — 1.5%
agilon health Inc.(a)(b)	601,380	13,128,125
AmerisourceBergen Corp.(b)	515,715	72,963,358
Chemed Corp.	17,886	8,395,510
DaVita Inc.(a)(b)	200,824	16,057,887
Guardant Health Inc.(a)(b)	335,344	13,527,777
Molina Healthcare Inc.(a)	155,103	43,368,350
Signify Health Inc., Class A(a)	15,145	209,001
		167,650,008
Health Care Technology — 1.0%
Certara Inc.(a)(b)	263,501	5,654,732
Change Healthcare Inc.(a)	68,068	1,569,648
Definitive Healthcare Corp.(a)(b)	55,729	1,277,866
Doximity Inc., Class A(a)	153,206	5,334,633
Teladoc Health Inc.(a)(b)	52,849	1,755,115
Veeva Systems Inc., Class A(a)(b)	481,307	95,318,038
		110,910,032
Hotels, Restaurants & Leisure — 4.6%
Caesars Entertainment Inc.(a)(b)	489,536	18,749,229
Chipotle Mexican Grill Inc.(a)(b)	96,120	125,653,831
Choice Hotels International Inc.(b)	115,866	12,934,121

Schedule of Investments (unaudited) (continued)	iShares® Russell Mid-Cap Growth ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Churchill Downs Inc.	124,854	$23,913,287
Darden Restaurants Inc.	314,950	35,627,144
Domino’s Pizza Inc.	90,955	35,446,073
DraftKings Inc., Class A (a)(b)	1,303,689	15,214,051
Expedia Group Inc.(a)	522,800	49,577,124
Hilton Worldwide Holdings Inc.	684,700	76,302,968
Las Vegas Sands Corp.(a)	429,978	14,442,961
Norwegian Cruise Line Holdings Ltd.(a)	106,101	1,179,843
Planet Fitness Inc., Class A(a)(b)	214,052	14,557,676
Six Flags Entertainment Corp.(a)	132,648	2,878,462
Travel + Leisure Co.	207,368	8,050,026
Vail Resorts Inc.	131,017	28,568,257
Wendy’s Co. (The)	594,236	11,219,176
Wyndham Hotels & Resorts Inc.	216,160	14,206,035
Wynn Resorts Ltd.(a)(b)	47,377	2,699,541
Yum! Brands Inc.	113,253	12,855,348
		504,075,153
Household Durables — 1.0%
DR Horton Inc.	585,610	38,761,526
NVR Inc.(a)	7,464	29,886,901
PulteGroup Inc.	317,952	12,600,438
Toll Brothers Inc.	195,777	8,731,654
TopBuild Corp.(a)(b)	94,998	15,879,865
		105,860,384
Household Products — 0.8%
Church & Dwight Co. Inc.	379,926	35,203,943
Clorox Co. (The)	353,343	49,814,296
		85,018,239
Independent Power and Renewable Electricity Producers — 0.2%
AES Corp. (The)	411,773	8,651,351
Vistra Corp.	853,236	19,496,442
		28,147,793
Insurance — 1.0%
Alleghany Corp.(a)	6,704	5,585,102
Arch Capital Group Ltd.(a)	402,913	18,328,512
Arthur J Gallagher & Co.	82,738	13,489,604
Assurant Inc.	11,384	1,967,724
Brown & Brown Inc.(b)	61,791	3,604,887
Erie Indemnity Co., Class A, NVS	63,843	12,269,986
Everest Re Group Ltd.	41,346	11,588,457
Lincoln National Corp.	122,016	5,706,688
Markel Corp.(a)	10,519	13,603,697
RenaissanceRe Holdings Ltd.(b)	81,899	12,806,547
Ryan Specialty Group Holdings Inc., Class A(a)(b)	281,946	11,049,464
		110,000,668
Interactive Media & Services — 1.7%
Match Group Inc.(a)(b)	922,288	64,274,250
Pinterest Inc., Class A(a)	423,400	7,688,944
TripAdvisor Inc.(a)	29,216	520,045
Twitter Inc.(a)	2,386,161	89,218,560
ZoomInfo Technologies Inc.(a)(b)	949,191	31,551,109
		193,252,908
Internet & Direct Marketing Retail — 0.9%
DoorDash Inc., Class A(a)(b)	763,877	49,017,987
eBay Inc.	254,800	10,617,516
Etsy Inc.(a)(b)	438,109	32,073,960
Wayfair Inc., Class A(a)(b)	168,969	7,360,290
		99,069,753
Security	Shares	Value

IT Services — 5.9%
Broadridge Financial Solutions Inc.	366,354	$52,223,763
Cloudflare Inc., Class A(a)	966,042	42,264,338
EPAM Systems Inc.(a)	189,671	55,911,217
Euronet Worldwide Inc.(a)	124,630	12,536,532
FleetCor Technologies Inc.(a)	259,878	54,602,967
Gartner Inc.(a)	270,030	65,301,355
Genpact Ltd.	332,275	14,075,169
Globant SA(a)(b)	140,133	24,383,142
GoDaddy Inc., Class A(a)(b)	76,836	5,344,712
Jack Henry & Associates Inc.	250,646	45,121,293
MongoDB Inc., Class A(a)(b)	217,176	56,357,172
Okta Inc.(a)	59,676	5,394,710
Paychex Inc.	1,114,289	126,884,088
Shift4 Payments Inc., Class A(a)(b)	182,214	6,023,995
Switch Inc., Class A(b)	293,765	9,841,128
Thoughtworks Holding Inc.(a)	292,060	4,120,967
Toast Inc., Class A(a)(b)	790,338	10,226,974
Twilio Inc., Class A(a)(b)	224,645	18,827,497
VeriSign Inc.(a)	35,171	5,885,163
Western Union Co. (The)	444,592	7,322,430
WEX Inc.(a)(b)	111,902	17,407,475
Wix.com Ltd.(a)(b)	143,942	9,435,398
		649,491,485
Leisure Products — 0.4%
Brunswick Corp./DE(b)	45,676	2,986,297
Mattel Inc.(a)(b)	585,766	13,080,155
Polaris Inc.	144,079	14,304,163
YETI Holdings Inc.(a)(b)	299,878	12,975,721
		43,346,336
Life Sciences Tools & Services — 6.4%
10X Genomics Inc., Class A(a)(b)	280,522	12,693,621
Agilent Technologies Inc.	930,265	110,487,574
Avantor Inc.(a)	1,958,321	60,903,783
Bio-Techne Corp.	134,566	46,645,958
Bruker Corp.	374,434	23,499,478
Charles River Laboratories International Inc.(a)(b)	162,976	34,871,975
IQVIA Holdings Inc.(a)(b)	650,377	141,125,305
Maravai LifeSciences Holdings Inc., Class A(a)(b)	377,994	10,738,810
Mettler-Toledo International Inc.(a)	77,278	88,774,648
Repligen Corp.(a)(b)	135,728	22,042,227
Sotera Health Co.(a)(b)	340,233	6,665,164
Syneos Health Inc., Class A(a)	61,654	4,419,359
Waters Corp.(a)	206,850	68,463,213
West Pharmaceutical Services Inc.(b)	255,763	77,335,058
		708,666,173
Machinery — 1.4%
AGCO Corp.	28,168	2,780,182
Allison Transmission Holdings Inc.	263,238	10,121,501
Donaldson Co. Inc.	71,247	3,429,831
Graco Inc.	396,212	23,538,955
IDEX Corp.	46,362	8,420,730
Lincoln Electric Holdings Inc.	192,875	23,793,060
Middleby Corp. (The)(a)(b)	13,089	1,640,837
Nordson Corp.(b)	46,608	9,435,323
Otis Worldwide Corp.	180,298	12,741,660
Parker-Hannifin Corp.	99,931	24,588,023
Toro Co. (The)(b)	359,151	27,220,054
Xylem Inc./NY	87,647	6,852,242
		154,562,398

Schedule of Investments (unaudited) (continued)	iShares® Russell Mid-Cap Growth ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Media — 0.5%
Cable One Inc.	12,565	$16,200,306
Liberty Broadband Corp., Class A(a)	33,207	3,770,655
Liberty Broadband Corp., Class C, NVS(a)	207,589	24,005,592
Liberty Media Corp.-Liberty SiriusXM, Class A(a)	71,526	2,577,797
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(a)	147,499	5,317,339
Nexstar Media Group Inc., Class A	12,163	1,981,109
		53,852,798
Metals & Mining — 0.1%
MP Materials Corp.(a)(b)	311,052	9,978,548
Royal Gold Inc.	14,603	1,559,309
		11,537,857
Multiline Retail — 0.4%
Dollar Tree Inc.(a)(b)	227,522	35,459,303
Nordstrom Inc.	329,229	6,956,609
Ollie’s Bargain Outlet Holdings Inc.(a)(b)	10,908	640,845
		43,056,757
Oil, Gas & Consumable Fuels — 4.0%
Antero Resources Corp.(a)(b)	663,211	20,327,417
Cheniere Energy Inc.	502,678	66,871,254
Continental Resources Inc./OK	93,146	6,087,091
Coterra Energy Inc.	446,051	11,503,655
Devon Energy Corp.	1,113,074	61,341,508
Diamondback Energy Inc.	349,883	42,388,326
Enviva Inc.	104,925	6,003,809
Hess Corp.(b)	762,174	80,744,714
New Fortress Energy Inc.	165,560	6,551,209
ONEOK Inc.	172,257	9,560,264
Ovintiv Inc.	635,812	28,096,532
PDC Energy Inc.	173,860	10,711,515
Range Resources Corp.(a)	603,763	14,943,134
Southwestern Energy Co.(a)	270,893	1,693,081
Targa Resources Corp.	780,349	46,563,425
Texas Pacific Land Corp.(b)	19,709	29,327,386
		442,714,320
Paper & Forest Products — 0.0%
Louisiana-Pacific Corp.(b)	28,506	1,493,999

Personal Products — 0.0%
Olaplex Holdings Inc.(a)(b)	426,290	6,006,426

Pharmaceuticals — 0.2%
Catalent Inc.(a)(b)	189,363	20,316,756

Professional Services — 2.5%
Booz Allen Hamilton Holding Corp.	454,518	41,070,247
CoStar Group Inc.(a)	196,961	11,898,414
Equifax Inc.	210,301	38,438,817
FTI Consulting Inc.(a)	48,525	8,775,746
KBR Inc.(b)	312,772	15,135,037
Robert Half International Inc.	326,861	24,478,620
TransUnion(b)	488,341	39,062,397
Verisk Analytics Inc.	536,547	92,870,920
		271,730,198
Real Estate Management & Development — 0.4%
CBRE Group Inc., Class A(a)	556,069	40,932,239
Opendoor Technologies Inc.(a)(b)	435,311	2,050,315
Zillow Group Inc., Class A(a)(b)	13,008	413,785
Zillow Group Inc., Class C, NVS(a)(b)	36,607	1,162,272
		44,558,611
Security	Shares	Value

Road & Rail — 1.4%
JB Hunt Transport Services Inc.	257,300	$40,517,031
Landstar System Inc.(b)	113,073	16,443,076
Lyft Inc., Class A(a)(b)	844,791	11,218,824
Old Dominion Freight Line Inc.(b)	352,010	90,213,123
XPO Logistics Inc.(a)	27,827	1,340,148
		159,732,202
Semiconductors & Semiconductor Equipment — 3.8%
Allegro MicroSystems Inc.(a)	165,175	3,417,471
Enphase Energy Inc.(a)(b)	452,083	88,264,685
Entegris Inc.(b)	469,143	43,222,145
GLOBALFOUNDRIES Inc.(a)(b)	52,215	2,106,353
Lattice Semiconductor Corp.(a)	469,692	22,780,062
Microchip Technology Inc.	1,587,364	92,194,101
Monolithic Power Systems Inc.	156,784	60,211,327
ON Semiconductor Corp.(a)(b)	935,996	47,089,959
Teradyne Inc.(b)	502,349	44,985,353
Universal Display Corp.	149,530	15,123,464
		419,394,920
Software — 14.7%
Alteryx Inc., Class A(a)(b)	204,133	9,884,120
Ansys Inc.(a)	158,597	37,950,676
AppLovin Corp., Class A(a)(b)	777,095	26,763,152
Aspen Technology Inc.(a)(b)	96,137	17,658,444
Avalara Inc.(a)	298,323	21,061,604
Bentley Systems Inc., Class B(b)	586,452	19,528,852
Black Knight Inc.(a)	49,272	3,221,896
Cadence Design Systems Inc.(a)	942,418	141,390,973
CCC Intelligent Solutions Holdings Inc.(a)(b)	224,927	2,069,328
CDK Global Inc.	335,749	18,388,973
Ceridian HCM Holding Inc.(a)	89,142	4,196,805
Citrix Systems Inc.	206,055	20,022,364
Confluent Inc., Class A(a)	425,802	9,895,638
Coupa Software Inc.(a)(b)	144,456	8,248,438
Crowdstrike Holdings Inc., Class A(a)(b)	726,264	122,419,060
Datadog Inc., Class A(a)	892,714	85,022,081
DocuSign Inc.(a)(b)	683,426	39,214,984
DoubleVerify Holdings Inc.(a)(b)	189,627	4,298,844
Dropbox Inc., Class A(a)	899,799	18,886,781
Dynatrace Inc.(a)	684,536	26,998,100
Elastic NV(a)	262,449	17,759,924
Fair Isaac Corp.(a)	86,795	34,796,115
Five9 Inc.(a)	237,738	21,667,441
Fortinet Inc.(a)	2,265,305	128,170,957
HubSpot Inc.(a)(b)	157,436	47,333,133
Informatica Inc. , Class A(a)(b)	21,748	451,706
Jamf Holding Corp.(a)(b)	192,471	4,767,507
Manhattan Associates Inc.(a)	133,356	15,282,598
nCino Inc.(a)(b)	39,019	1,206,467
NCR Corp.(a)(b)	23,270	723,930
New Relic Inc.(a)(b)	177,613	8,889,531
NortonLifeLock Inc.	694,979	15,261,739
Nutanix Inc., Class A(a)(b)	379,063	5,545,692
Palantir Technologies Inc., Class A(a)(b)	6,248,325	56,672,308
Paycom Software Inc.(a)(b)	176,987	49,577,598
Paylocity Holding Corp.(a)	136,672	23,838,330
Pegasystems Inc.	142,243	6,804,905
Procore Technologies Inc.(a)	173,012	7,853,015
PTC Inc.(a)	364,657	38,777,625
RingCentral Inc., Class A(a)	290,193	15,165,486
SentinelOne Inc., Class A(a)(b)	421,931	9,843,650

Schedule of Investments (unaudited) (continued)	iShares® Russell Mid-Cap Growth ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
Smartsheet Inc., Class A(a)	431,716	$13,568,834
Splunk Inc.(a)	556,479	49,226,132
Synopsys Inc.(a)	526,691	159,956,057
Teradata Corp.(a)(b)	194,947	7,214,988
Trade Desk Inc. (The), Class A(a)	1,515,757	63,495,061
Tyler Technologies Inc.(a)	124,330	41,337,238
UiPath Inc., Class A(a)(b)	117,687	2,140,727
Unity Software Inc.(a)(b)	482,746	17,774,708
Zendesk Inc.(a)(b)	418,431	30,993,184
Zoom Video Communications Inc., Class A(a)	439,635	47,467,391
Zscaler Inc.(a)	287,853	43,036,902
		1,623,721,992
Specialty Retail — 4.6%
Advance Auto Parts Inc.	16,536	2,862,216
AutoZone Inc.(a)(b)	62,175	133,621,536
Best Buy Co. Inc.	218,916	14,271,134
Burlington Stores Inc.(a)(b)	212,401	28,935,388
CarMax Inc.(a)	63,992	5,789,996
Carvana Co., Class A(a)(b)	358,802	8,101,749
Five Below Inc.(a)(b)	187,891	21,312,476
Floor & Decor Holdings Inc., Class A(a)(b)	355,297	22,369,499
Leslie’s Inc.(a)(b)	485,255	7,366,171
O’Reilly Automotive Inc.(a)	92,066	58,163,616
RH(a)	22,548	4,786,039
Ross Stores Inc.(b)	505,586	35,507,305
Tractor Supply Co.	386,320	74,888,132
Ulta Beauty, Inc.(a)(b)	177,519	68,430,024
Victoria’s Secret & Co.(a)(b)	203,308	5,686,525
Williams-Sonoma Inc.	189,391	21,012,932
		513,104,738
Technology Hardware, Storage & Peripherals — 1.2%
Dell Technologies Inc., Class C	140,305	6,483,494
HP Inc.	1,670,962	54,774,134
NetApp Inc.	768,379	50,129,046
Pure Storage Inc., Class A(a)	968,121	24,890,391
		136,277,065
Textiles, Apparel & Luxury Goods — 1.2%
Deckers Outdoor Corp.(a)	82,752	21,130,723
Lululemon Athletica Inc.(a)	385,813	105,176,482
Skechers U.S.A. Inc., Class A(a)(b)	69,452	2,471,102
Security	Shares	Value

Textiles, Apparel & Luxury Goods (continued)
Tapestry Inc.	122,605	$3,741,905
		132,520,212
Thrifts & Mortgage Finance — 0.0%
Rocket Companies Inc., Class A(b)	228,293	1,680,237
UWM Holdings Corp.(b)	289,202	1,023,775
		2,704,012
Trading Companies & Distributors — 2.1%
Core & Main Inc., Class A(a)(b)	71,034	1,584,058
Fastenal Co.	1,988,385	99,260,179
SiteOne Landscape Supply Inc.(a)(b)	93,057	11,061,686
United Rentals Inc.(a)	112,819	27,404,863
Watsco Inc.	60,706	14,497,807
WESCO International Inc.(a)	80,796	8,653,252
WW Grainger Inc.	157,406	71,530,008
		233,991,853
Total Long-Term Investments — 99.8%
(Cost: $11,206,882,636)		11,030,334,074

Short-Term Securities

Money Market Funds — 8.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.61%(c)(d)(e)	933,963,874	933,870,477
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.35%(c)(d)	16,220,000	16,220,000

Total Short-Term Securities — 8.6%
(Cost: $949,950,355)		950,090,477

Total Investments in Securities — 108.4%
(Cost: $12,156,832,991)		11,980,424,551

Liabilities in Excess of Other Assets — (8.4)%		(930,418,077)

Net Assets — 100.0%		$11,050,006,474

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® Russell Mid-Cap Growth ETF
June 30, 2022

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/22	Shares Held at 06/30/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$784,962,169	$148,840,625	(a)	$—		$(18,387)	$86,070	$933,870,477	933,963,874	$1,897,756	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	17,950,000	—		(1,730,000	)(a)	—	—	16,220,000	16,220,000	24,828		—
						$(18,387)	$86,070	$950,090,477		$1,922,584		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/Unrealized Appreciation (Depreciation)
Long Contracts
NASDAQ 100 E-Mini Index	74	09/16/22	$17,064	$(411,462)
Russell 2000 E-Mini Index	215	09/16/22	18,361	(281,845)
				$(693,307)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Black-Rock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® Russell Mid-Cap Growth ETF
June 30, 2022

Fair Value Measurements (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$11,030,334,074	$—	$—	$11,030,334,074
Money Market Funds	950,090,477	—	—	950,090,477
	$11,980,424,551	$—	$—	$11,980,424,551
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(693,307)	$—	$—	$(693,307)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations

NVS	Non-Voting Shares

REIT	Real Estate Investment Trust